Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

(7) Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	December 31, 2019		December 31, 2018
	RMB	US$	RMB
Buildings	68,319	9,813	68,319
Plant and equipment	817,715	117,458	808,717
Computer equipment	3,163	454	3,027
Furniture and fixtures	19,631	2,820	14,528
Motor vehicles	1,452	209	1,824
	910,280	130,754	896,415
Less: accumulated depreciation	(600,419)	(86,245)	(558,028)
Impairment of plant and equipment	(7,219)	(1,037)	(7,219)
	302,642	43,472	331,168

All of the Group’s buildings are located in the PRC. As of December 31, 2019 and 2018, property, plant plus land use rights with carrying value totaling RMB49,495  (US$7,110) and RMB52,047 respectively were pledged to banks as collateral for credit limits and loans(see Note 11).

As of December 31, 2019, the mortgaged floor area of facilities and land use right to the bank is 46,196 square meters and 74,251 square meters, respectively.